Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Software & Solutions USD ($)	Dec. 31, 2011 Software & Solutions CNY	Dec. 31, 2010 Software & Solutions CNY	Dec. 31, 2009 Software & Solutions CNY	Dec. 31, 2011 Platform USD ($)	Dec. 31, 2011 Platform CNY	Dec. 31, 2010 Platform CNY	Dec. 31, 2009 Platform CNY	Dec. 31, 2011 Maintenance Services USD ($)	Dec. 31, 2011 Maintenance Services CNY	Dec. 31, 2010 Maintenance Services CNY	Dec. 31, 2009 Maintenance Services CNY
Revenues (note 16):
Revenues	$ 79,768,145	502,611,108	412,332,215	361,719,247	$ 69,217,885	436,134,974	340,295,171	286,892,256	$ 325,775	2,052,676	8,460,490	12,575,504	$ 10,224,485	64,423,458	63,576,554	62,251,487
Business taxes	(2,142,692)	(13,500,885)	(8,688,023)	(7,249,519)
Net revenues	77,625,453	489,110,223	403,644,192	354,469,728
Cost of sales:
Cost of sales	(40,836,176)	(257,304,657)	(206,647,039)	(191,332,732)	(37,908,557)	(238,858,026)	(170,736,573)	(156,677,911)	(174,466)	(1,099,291)	(7,687,484)	(10,515,013)	(2,753,153)	(17,347,340)	(28,222,982)	(24,139,808)
Gross profit	36,789,277	231,805,566	196,997,153	163,136,996
Research and development expenses	(2,455,282)	(15,470,485)	(10,530,618)	(13,828,380)
Selling and marketing expenses	(7,232,443)	(45,570,899)	(44,761,799)	(41,126,026)
General and administrative expenses (note 18)	(18,746,967)	(118,122,761)	(104,465,484)	(117,207,162)
Gain (loss) on disposal of intangible assets and fixed assets	(26,560)	(167,349)	4,314,669	(182,104)
Total operating expenses, net	(28,461,252)	(179,331,494)	(155,443,232)	(172,343,672)
Income (loss) from operations	8,328,025	52,474,072	41,553,921	(9,206,676)
Other income (expense):
Interest income	68,075	428,931	319,484	405,618
Interest expense	(984,653)	(6,204,203)	(4,526,625)	(2,860,851)
Income from short-term investment				1,203,274
Other income (expense), net (note 17)	2,943	18,540	(95,519)	8,413,140
Income (loss) before income taxes	7,414,390	46,717,340	37,251,261	(2,045,495)
Income tax (expense) benefits (note 6)	(1,034,188)	(6,516,315)	(5,259,223)	5,250,410
Net income before equity method investees	6,380,202	40,201,025	31,992,038	3,204,915
Loss from equity method investees	(517,477)	(3,260,570)	(556,665)	(3,829,962)
Net income (loss) before discontinued operations	5,862,725	36,940,455	31,435,373	(625,047)
Loss from discontinued operations, net of tax (note 25)			(32,205,904)	(6,815,634)
Net income (loss) before non-controlling interests	5,862,725	36,940,455	(770,531)	(7,440,681)
Less: Net loss attributable to non-controlling interests	743,750	4,686,297	2,735,255	3,241,083
Net income (loss) attributable to stockholders of Yucheng Technologies Limited	6,606,475	41,626,752	1,964,724	(4,199,598)
Other comprehensive income (loss):
Foreign currency translation adjustment	(94,761)	(597,081)	(762,394)	521,895
Comprehensive income (loss)	$ 6,511,714	41,029,671	1,202,330	(3,677,703)
Weighted average common shares outstanding
- basic	19,213,305	19,213,305	18,560,014	18,541,289
- diluted	19,267,498	19,267,498	18,949,359	18,584,226
Earnings per share from continuing operations (note 19)
- basic	$ 0.34	2.17	1.84	0.14
- diluted	$ 0.34	2.16	1.80	0.14
Earnings per share (note 19)
- basic	$ 0.34	2.17	0.11	(0.23)
- diluted	$ 0.34	2.16	0.10	(0.23)